TRAVELERS VINTAGE II VARIABLE ANNUITY
                                            SUPPLEMENT DATED JANUARY 10, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002


1. The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a minimum mortality and expense risk charge ("M & E") of 1.15% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Beneift ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                  STANDARD DEATH BENEFIT  STEP-UP DEATH BENEFIT  ROLL-UP DEATH BENEFIT
Mortality and Expense Risk Charge          1.15%                  1.25%                  1.40%
Administrative Expense Charge....          0.15%                  0.15%                  0.15%
Total with No Optional Features
Selected.........................          1.30%                  1.40%                  1.55%
Total with E.S.P. only selected..          1.50%                  1.60%                  1.75%
Total with GMWB only selected....          2.30%                  2.40%                  2.55%
Total with E.S.P. and GMWB
selected.........................          2.50%                 2.60 %                  2.75%



2. The following expense example table is added to the Fee Table.


EXAMPLE: ROLL-UP DEATH BENEFIT WITH E.S.P. AND GMWB


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above for the Roll-Up Death Benefit with the E.S.P. and GMWB options selected.


--------------------------------------------------------------------------------------------------------------------------------
                                                     IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:            ANNUITIZED AT END OF PERIOD SHOWN:
                                                  ----------------------------------------- ------------------------------------
FUNDING OPTION                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      AIM V.I. Premier Equity Fund - Series I      90       153        209        334       30       93      159       334
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
      Growth and Income Portfolio - Class B        91       155        212        340       31       95      162       340
      Premier Growth Portfolio - Class B           95       166        230        374       35      106      180       374
AMERICAN VARIABLE INSURANCE SERIES
      Global Growth Fund - Class 2                 91       156        213        343       31       96      163       343
      Growth Fund - Class 2                        88       147        198        313       28       87      148       313
      Growth-Income Fund - Class 2                 88       146        196        310       28       86      146       310
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
      Franklin Small Cap Fund - Class 2            92       158        216        348       32       98      166       348
      Mutual Shares Securities Fund - Class 2      92       159        218        351       32       99      168       351
      Templeton Foreign Securities Fund -          93       162        223        361       33      102      173       361
      Class 2
GREENWICH STREET SERIES FUND
      Appreciation Portfolio                       90       151        205        326       30       91      155       326
      Diversified Strategic Income Portfolio       90       151        204        325       30       91      154       325
      Equity Index Portfolio - Class II Shares     88       146        196        309       28       86      146       309
      Fundamental Value Portfolio                  90       151        205        326       30       91      155       326

JANUS ASPEN SERIES
      Aggressive Growth Portfolio - Service        91       155        212        340       31       95      162       340
      Shares
PIMCO VARIABLE INSURANCE TRUST
      Total Return Portfolio                       89       147        199        315       29       87      149       315
PUTNAM VARIABLE TRUST
      Putnam VT International Growth Fund -        94       163        225        365       34      103      175       365
      Class IB Shares
      Putnam VT Small Cap Value Fund - Class       95       168        233        379       35      108      183       379
      IB Shares
      Putnam VT Voyager II Fund - Class IB         99       179        250        411       39      119      200       411
      Shares
SALOMON BROTHERS VARIABLE SERIES FUND INC.
      Capital Fund                                 92       158        216        348       32       98      166       348
      Investors Fund                               90       152        207        331       30       92      157       331
      Small Cap Growth Fund                        97       171        238        390       37      111      188       390
SMITH BARNEY INVESTMENT SERIES
      Smith Barney Large Cap Core Portfolio        91       156        213        341       31       96      163       341
      Smith Barney Premier Selections All Cap      91       156        213        343       31       96      163       343
      Growth Portfolio
THE TRAVELERS SERIES TRUST
      Equity Income Portfolio                      90       152        206        328       30       92      156       328
      Large Cap Portfolio                          90       152        206        328       30       92      156       328
      MFS Emerging Growth Portfolio                91       155        211        337       31       95      161       337
      MFS Research Portfolio                       91       155        212        340       31       95      162       340
TRAVELERS SERIES FUND INC.
      AIM Capital Appreciation Portfolio           90       153        208        332       30       93      158       332
      Alliance Growth Portfolio                    90       152        207        331       30       92      157       331
      MFS Total Return Portfolio                   90       153        208        332       30       93      158       332
      Smith Barney Aggressive Growth Portfolio     90       153        208        333       30       93      158       333
      Smith Barney High Income Portfolio           89       148        200        317       29       88      150       317
      Smith Barney International All Cap           92       158        216        348       32       98      166       348
      Growth Portfolio
      Smith Barney Large Cap Value Portfolio       89       148        200        317       29       88      150       317
      Smith Barney Large Capitalization Growth     90       151        205        327       30       91      155       327
      Portfolio
      Smith Barney Mid Cap Core Portfolio          91       156        213        343       31       96      163       343
      Smith Barney Money Market Portfolio          87       144        193        303       27       84      143       303
      Travelers Managed Income Portfolio           89       148        200        318       29       88      150       318
      Van Kampen Enterprise Portfolio              89       150        203        323       29       90      153       323
VAN KAMPEN LIFE INVESTMENT TRUST
      Emerging Growth Portfolio                    90       151        204        325       30       91      154       325
VARIABLE ANNUITY PORTFOLIOS
      Smith Barney Small Cap Growth                91       155        211        338       31       95      161       338
      Opportunities Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
      Contrafund(R) Portfolio - Service Class      89       150        203        323       29       90      153       323
VARIABLE INSURANCE PRODUCTS FUND III
      Mid Cap Portfolio - Service Class 2          91       154        210        336       31       94      160       336

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000 and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

--------------------------------------------------------------------------------------------------------------------------
                             Assumes 15% gain on investment                    Assumes 15% loss on investment
--------------------------------------------------------------------------------------------------------------------------
                      Contract          RBB               AWB (5%)        Contract           RBB             AWB (5%)
                        Value                                               value
--------------------------------------------------------------------------------------------------------------------------
  Values As Of
--------------------------------------------------------------------------------------------------------------------------
  Contract date       $100,000        $100,000             $5,000         $100,000         $100,000           $5,000
--------------------------------------------------------------------------------------------------------------------------
  Immediately prior   $115,000        $100,000             $5,000          $85,000         $100,000           $5,000
  to withdrawal,
  contract year two
--------------------------------------------------------------------------------------------------------------------------
  Immediately after   $105,000        $91,304              $4,565          $75,000         $88,235            $4,412
  withdrawal,
  contract year two                  [100,000 -       [5,000 - (5,000                     [100,000 -      [5,000- (5,000
                                      (100,000       x10,000/115,000)]                     (100,000       x10,000/85,000)]
                                 x10,000/115,000)]                                     x10,000/85,000)]
--------------------------------------------------------------------------------------------------------------------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If you began taking GMWB withdrawals prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking GMWB withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your contract value reaches zero, and you have purchased this benefit, the following will occur:

           o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

           o The total annual payment amount will equal the AWB and will never exceed your RBB, and

           o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.